RISK MANAGEMENT - Level of collateral held (Details) - COP ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
RISK MANAGEMENT
Collateral pledged (held)	$ (3,255,987)	$ (2,258,109)
Debt instruments
RISK MANAGEMENT
Maximum exposure	32,840,048	36,583,512
Collateral pledged (held)	(2,529,186)	(1,669,011)
Net exposure	30,310,862	34,914,501
Derivatives
RISK MANAGEMENT
Maximum exposure	1,308,744	929,498
Collateral pledged (held)	(726,801)	(589,098)
Net exposure	581,943	340,400
Derivative collateral received from counterparties	726,801	589,098
Equity securities
RISK MANAGEMENT
Maximum exposure	1,463,622	1,011,310
Collateral pledged (held)
Net exposure	1,463,622	1,011,310
Other financial instruments
RISK MANAGEMENT
Maximum exposure	30,285	34,385
Collateral pledged (held)
Net exposure	$ 30,285	$ 34,385